Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The table below provides investors with standardized data on executive compensation in a format prescribed by the SEC and that is intended to be easier to link to company performance than the amounts already disclosed in the applicable summary compensation table (“
SCT
”) and CD&A. “Executive compensation actually paid” (“
CAP
”) is based on the SCT total compensation figure, but adjusted to reflect the change in actual value of outstanding equity awards (e.g., stock options and restricted equity units).

2025 Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Core PPNR (Company- Selected Measure) ($ in millions)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2025	$10,350,577	$13,137,547	$2,761,450	$3,224,180	$187.49	$229.39	$702.4	$1,089.2

2024	$6,630,354	$11,343,982	$2,104,035	$3,204,278	$180.20	$144.74	$441.2	$622.3

2023	$4,787,774	$4,275,242	$1,334,755	$1,234,301	$131.21	$104.72	$350.0	$526.4

2022	$5,428,579	$3,837,418	$1,626,806	$1,260,086	$128.34	$94.38	$431.7	$510.3

2021	$4,975,063	$10,809,136	$1,408,473	$2,322,534	$160.35	$116.82	$353.0	$438.1

(1)
In all the years in question, Mr. Kemper served as CEO. During 2025, our other NEOs consisted of Messrs. Shankar and Rine and Mses. Johnson and Wilson. During 2024 and 2023 our other NEOs consisted of Messrs. Shankar and Rine, Mr. Thomas S. Terry and Ms. Johnson. During 2022, our other NEOs consisted of Messrs. Shankar, Rine and Mr. Nikki Newton and Ms. Johnson. During 2021, our other NEOs consisted of Messrs. Shankar, Rine and Mr. James Cornelius and Ms. Johnson.

(2)	To calculate CAP, the following amounts were deducted from and added to the amount in the total compensation column of the SCT for the applicable fiscal year:
PEO SCT Total CAP Reconciliation:

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2025	$10,350,577	$5,610,089	$8,397,060	$13,137,547

2024	$6,630,354	$2,873,277	$7,586,905	$11,343,982

2023	$4,787,774	$2,599,827	$2,087,295	$4,275,242

2022	$5,428,579	$2,499,964	$908,803	$3,837,418

2021	$4,975,063	$1,999,885	$7,833,958	$10,809,136
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2025	$2,761,450	$879,343	$1,342,073	$3,224,180

2024	$2,104,035	$640,599	$1,740,842	$3,204,278

2023	$1,334,755	$503,970	$403,516	$1,234,301

2022	$1,626,806	$607,439	$240,719	$1,260,086

2021	$1,408,473	$363,992	$1,278,053	$2,322,534

i.	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table.

ii.
Reflects the value of equity calculated in accordance with SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2025 is further detailed in the table below.

PEO Equity Component of CAP for FY 2025

Equity Type	Fair Value of Current Year Unvested Equity Awards at 12/31/2025	Change in Value Of Prior Years’ Awards Unvested at 12/31/2025	Change in Value Of Prior Years’ Awards That Vested in FY 2025	Equity Value Included in CAP

PSUs	$5,770,061	$85,737	$237,015	$6,092,814

RSUs	$2,258,695	$34,827	$10,724	$2,304,246

Total	$8,028,757	$120,564	$247,739	$8,397,060

Non-PEO
NEOs Equity Component CAP for FY 2025

Equity Type	Fair Value of Current Year Unvested Equity Awards at 12/31/2025	Change in Value Of Prior Years’ Awards Unvested at 12/31/2025	Change in Value Of Prior Years’ Awards That Vested in FY 2025	Equity Value Included in CAP

PSUs	$ 923,627	$19,835	$45,569	$989,032

RSUs	$345,062	$7,201	$777	$353,041

Total	$1,268,690	$27,036	$46,347	$1,342,073

(3)	Reflects the total shareholder return of the S&P U.S. BMI Banks Index.
As illustrated by the tables above, the fluctuations in the Company’s stock price significantly impacts the CAP. While the Company’s stock price should increase or decrease in tandem with the Company’s performance, that is not always the case. Many factors can impact the Company’s stock price which may not be directly, indirectly or related at all to the Company’s performance including, and without limitation, trading volume in the Company’s common stock, the individual decisions of investors, geopolitical considerations, general economic and market conditions, and the impact of banking, antitrust or corporate laws, over which neither the Company nor any of the NEOs have control.

Company Selected Measure Name	Core PPNR
Named Executive Officers, Footnote	During 2024 and 2023 our other NEOs consisted of Messrs. Shankar and Rine, Mr. Thomas S. Terry and Ms. Johnson. During 2022, our other NEOs consisted of Messrs. Shankar, Rine and Mr. Nikki Newton and Ms. Johnson. During 2021, our other NEOs consisted of Messrs. Shankar, Rine and Mr. James Cornelius and Ms. Johnson.
PEO Total Compensation Amount	$ 10,350,577	$ 6,630,354	$ 4,787,774	$ 5,428,579	$ 4,975,063
PEO Actually Paid Compensation Amount	$ 13,137,547	11,343,982	4,275,242	3,837,418	10,809,136
Adjustment To PEO Compensation, Footnote
(2)	To calculate CAP, the following amounts were deducted from and added to the amount in the total compensation column of the SCT for the applicable fiscal year:
PEO SCT Total CAP Reconciliation:

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2025	$10,350,577	$5,610,089	$8,397,060	$13,137,547

2024	$6,630,354	$2,873,277	$7,586,905	$11,343,982

2023	$4,787,774	$2,599,827	$2,087,295	$4,275,242

2022	$5,428,579	$2,499,964	$908,803	$3,837,418

2021	$4,975,063	$1,999,885	$7,833,958	$10,809,136
i.	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table.
ii.
Reflects the value of equity calculated in accordance with SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2025 is further detailed in the table below.

PEO Equity Component of CAP for FY 2025

Equity Type	Fair Value of Current Year Unvested Equity Awards at 12/31/2025	Change in Value Of Prior Years’ Awards Unvested at 12/31/2025	Change in Value Of Prior Years’ Awards That Vested in FY 2025	Equity Value Included in CAP

PSUs	$5,770,061	$85,737	$237,015	$6,092,814

RSUs	$2,258,695	$34,827	$10,724	$2,304,246

Total	$8,028,757	$120,564	$247,739	$8,397,060

Non-PEO NEO Average Total Compensation Amount	$ 2,761,450	2,104,035	1,334,755	1,626,806	1,408,473
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,224,180	3,204,278	1,234,301	1,260,086	2,322,534
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2025	$2,761,450	$879,343	$1,342,073	$3,224,180

2024	$2,104,035	$640,599	$1,740,842	$3,204,278

2023	$1,334,755	$503,970	$403,516	$1,234,301

2022	$1,626,806	$607,439	$240,719	$1,260,086

2021	$1,408,473	$363,992	$1,278,053	$2,322,534

i.	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table.

ii.
Reflects the value of equity calculated in accordance with SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2025 is further detailed in the table below.

Non-PEO
NEOs Equity Component CAP for FY 2025

Equity Type	Fair Value of Current Year Unvested Equity Awards at 12/31/2025	Change in Value Of Prior Years’ Awards Unvested at 12/31/2025	Change in Value Of Prior Years’ Awards That Vested in FY 2025	Equity Value Included in CAP

PSUs	$ 923,627	$19,835	$45,569	$989,032

RSUs	$345,062	$7,201	$777	$353,041

Total	$1,268,690	$27,036	$46,347	$1,342,073

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular Disclosure of the Company’s Important Financial Measures
The following four financial performance measures represent, in the Company’s opinion, the most important financial performance measures used by the Company to link each NEO’s compensation to the Company’s performance. Each of the listed financial measures (collectively, the “
Financial Measures
”) is either used to determine the value of the STIP pool for short-term incentive compensation or the amount of long-term compensation under the LTIP. More information regarding the four performance measures, adjustments the Committee may make to the Company’s reported GAAP earnings per share, the actual mix of all four measures for each participant, the purposes of our compensation programs, the portion of compensation “at risk” for each of the NEOs and other related information can be found in the CD&A contained earlier in this Proxy Statement.

Core Pre-Provision Net Revenue (“Core PPNR”)—a Short-Term Incentive Compensation Plan Financial Measure	Net Charge-Offs Divided by Average Loans (“NCOs”)—a Short-Term Incentive Compensation Plan Financial Measure
Earnings per Share (“EPS”)—a Long-Term Incentive Program Financial Measure	Average Return on Tangible Common Equity (“ROTCE”) over the Three-Year Performance Period—a Long-Term Incentive Program Financial Measure
The Company believes that Core PPNR is the most important financial performance measure tied to executive compensation. Core PPNR is used to determine 80% of the funding pool for the annual STIP and most appropriately reflects the Company’s overall performance over the short-term.

Total Shareholder Return Amount	$ 187.49	180.2	131.21	128.34	160.35
Peer Group Total Shareholder Return Amount	229.39	144.74	104.72	94.38	116.82
Net Income (Loss)	$ 702,400,000	$ 441,200,000	$ 350,000,000	$ 431,700,000	$ 353,000,000
Company Selected Measure Amount	1,089,200,000	622,300,000	526,400,000	510,300,000	438,100,000
PEO Name	Mr. Kemper
Measure:: 1
Pay vs Performance Disclosure
Name	Core Pre-Provision Net Revenue (“Core PPNR”)
Measure:: 2
Pay vs Performance Disclosure
Name	Net Charge-Offs Divided by Average Loans (“NCOs”)
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per Share (“EPS”)
Measure:: 4
Pay vs Performance Disclosure
Name	Average Return on Tangible Common Equity (“ROTCE”)
PEO | Deductions From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,610,089)	$ (2,873,277)	$ (2,599,827)	$ (2,499,964)	$ (1,999,885)
PEO | Additions To SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,397,060	7,586,905	2,087,295	908,803	7,833,958
PEO | Fair Value Of Current Year Unvested Equity Award PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	5,770,061
PEO | Fair Value Of Current Year Unvested Equity Award RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	2,258,695
PEO | Fair Value Of Current Year Unvested Equity Award [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	8,028,757
PEO | Change In Value Of Prior Years Awards Unvested PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	85,737
PEO | Change In Value Of Prior Years Awards Unvested RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	34,827
PEO | Change In Value Of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	120,564
PEO | Change In Value Of Prior Years Awards That Vested PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	237,015
PEO | Change In Value Of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	10,724
PEO | Change In Value Of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	247,739
PEO | Equity Value Included In CAP PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	6,092,814
PEO | Equity Value Included In CAP RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	2,304,246
PEO | Equity Value Included In CAP [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	8,397,060
Non-PEO NEO | Deductions From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(879,343)	(640,599)	(503,970)	(607,439)	(363,992)
Non-PEO NEO | Additions To SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,342,073	$ 1,740,842	$ 403,516	$ 240,719	$ 1,278,053
Non-PEO NEO | Fair Value Of Current Year Unvested Equity Award PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	923,627
Non-PEO NEO | Fair Value Of Current Year Unvested Equity Award RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	345,062
Non-PEO NEO | Fair Value Of Current Year Unvested Equity Award [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,268,690
Non-PEO NEO | Change In Value Of Prior Years Awards Unvested PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	19,835
Non-PEO NEO | Change In Value Of Prior Years Awards Unvested RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	7,201
Non-PEO NEO | Change In Value Of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	27,036
Non-PEO NEO | Change In Value Of Prior Years Awards That Vested PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	45,569
Non-PEO NEO | Change In Value Of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	777
Non-PEO NEO | Change In Value Of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	46,347
Non-PEO NEO | Equity Value Included In CAP PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	989,032
Non-PEO NEO | Equity Value Included In CAP RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	353,041
Non-PEO NEO | Equity Value Included In CAP [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	$ 1,342,073